Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	¥ 147,777	¥ 122,897
Troubled debt restructurings, Post-modification outstanding recorded investment	146,173	122,338
Troubled debt restructurings that subsequently defaulted, Recorded Investment	20,884	19,985
Commercial | Domestic
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	94,584	43,717
Troubled debt restructurings, Post-modification outstanding recorded investment	93,578	43,717
Troubled debt restructurings that subsequently defaulted, Recorded Investment	7,048	9,280
Commercial | Foreign
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	529	10,292
Troubled debt restructurings, Post-modification outstanding recorded investment	529	10,292
Troubled debt restructurings that subsequently defaulted, Recorded Investment	8,447	3,940
Residential
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	13,707	27,985
Troubled debt restructurings, Post-modification outstanding recorded investment	13,707	27,985
Troubled debt restructurings that subsequently defaulted, Recorded Investment	117	41
Card
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	11,485	10,694
Troubled debt restructurings, Post-modification outstanding recorded investment	10,877	10,185
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,269	1,556
MUAH
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	14,233	13,958
Troubled debt restructurings, Post-modification outstanding recorded investment	14,243	13,920
Troubled debt restructurings that subsequently defaulted, Recorded Investment	258	3,113
Krungsri
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	8,135	9,130
Troubled debt restructurings, Post-modification outstanding recorded investment	8,135	9,130
Troubled debt restructurings that subsequently defaulted, Recorded Investment	2,104	1,875
Other
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	5,104	7,121
Troubled debt restructurings, Post-modification outstanding recorded investment	5,104	7,109
Troubled debt restructurings that subsequently defaulted, Recorded Investment	¥ 1,641	¥ 180